INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE (BENEFIT)

	September 30,	December 31,
	2022	2021
Tax expense (benefit) at the statutory rate	$(331,567)	$(205,425)
State income taxes, net of federal income tax benefit	(78,945)	(48,911)
Change in valuation allowance	410,512	254,336
Total	$-	$-

	December 31,	December 31,
	2021	2020
Tax expense (benefit) at the statutory rate	$(205,425)	$(66,230)
State income taxes, net of federal income tax benefit	(48,911)	(15,769)
Change in valuation allowance	254,336	81,999
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	September 30,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforward	$410,512	$254,336
Timing differences	-	-
Total gross deferred tax assets	410,512	254,336
Less: Deferred tax asset valuation allowance	(410,512)	(254,336)
Total net deferred taxes	$-	$-

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$254,336	$247,032
Timing differences	-	-
Total gross deferred tax assets	254,336	247,032
Less: Deferred tax asset valuation allowance	(254,336)	(247,032)
Total net deferred taxes	$-	$-